CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 62,758	¥ 409,498	¥ 1,075,557
Restricted cash	30,029	195,940	1,140,819
Loans and advances, net (net of allowance of RMB1,257,824 and RMB1,514,186 (US$232,060) as of December 31, 2019 and 2020, respectively)	112,186	732,016	1,517,876
Prepaid expenses and other assets	46,324	302,261	441,332
Deposits	81,848	534,058
Amounts due from related parties	2,354	15,360	24,052
Total current assets	335,499	2,189,133	4,199,636
Non-current assets:
Long-term investments	2,080	13,574	13,574
Loans and advances, net (net of allowance of RMB1,801 and nil as of December 31, 2019 and 2020, respectively)			49,643
Prepaid expenses and other assets	2,853	18,614	23,429
Property, equipment and software, net	5,773	37,672	59,783
Goodwill	0	0	5,812
Deferred tax assets	61,893	403,852	675,089
Total non-current assets	72,599	473,712	827,330
TOTAL ASSETS	408,098	2,662,845	5,026,966
Current liabilities (including current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB2,476,965 and RMB1,048,511 (US$160,691) as of December 31, 2019 and 2020, respectively):
Payable to institutional funding partners and online investors	6,664	43,480	289,026
Current account with online investors and borrowers	38,954	254,175	1,275,210
Income tax payable	37,186	242,638	237,102
Accrued expenses and other liabilities	56,094	366,020	397,406
Amounts due to related parties	789	5,146	29,050
Contract liabilities	24,990	163,057	271,741
Total current liabilities	164,677	1,074,516	2,499,535
Non-current liabilities (including non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB249,726 and RMB19,237 (US$2,948) as of December 31, 2019 and 2020, respectively):
Payable to institutional funding partners and online investors			51,444
Contract liabilities	2,948	19,237	198,282
Total non-current liabilities	2,948	19,237	249,726
Total liabilities	167,625	1,093,753	2,749,261
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	190,321	1,241,845	1,235,752
Accumulated other comprehensive loss	(385)	(2,510)	(2,510)
Retained earnings	49,923	325,750	1,038,323
Total Weidai Ltd. shareholder's equity	239,859	1,565,086	2,271,566
Noncontrolling interests	614	4,006	6,139
Total shareholders' equity	240,473	1,569,092	2,277,705
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	408,098	2,662,845	5,026,966
Class A ordinary shares
Shareholders' equity:
Ordinary shares	$ 0	0	0
Class B ordinary shares
Shareholders' equity:
Ordinary shares		1	1
Total shareholders' equity		¥ 1	¥ 1